Fair values of financial assets and financial liabilities - Reconciliation of non-market observables (Details) - At fair value - Level 3 - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Assets
Balance at the beginning of the year	$ 344	$ 399
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(12)	568
OCI	99	50
Acquisition and issues	87	269
Disposal and settlements	(72)	(687)
Transfer into or out of non-market observables		(255)
Foreign currency translation impacts	(1)
Balance at the end of the year	445	344
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(8)	28
Liabilities
Balance at the beginning of the year	32	13
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(5)	16
Acquisition and issues	2	8
Disposal and settlements	(2)	(4)
Transfer into or out of non-market observables	(4)	(1)
Balance at the end of the year	23	32
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	3	(24)
Derivative financial instruments
Liabilities
Balance at the beginning of the year	32	13
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(5)	16
Acquisition and issues	2	8
Disposal and settlements	(2)	(4)
Transfer into or out of non-market observables	(4)	(1)
Balance at the end of the year	23	32
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	3	(24)
Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	5	221
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements		548
Acquisition and issues	16	2
Disposal and settlements	(3)	(665)
Transfer into or out of non-market observables		(101)
Balance at the end of the year	18	5
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(1)	3
Investment securities
Assets
Balance at the beginning of the year	277	153
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
OCI	99	50
Acquisition and issues	65	257
Disposal and settlements	(54)	(7)
Transfer into or out of non-market observables		(176)
Balance at the end of the year	387	277
Other
Assets
Balance at the beginning of the year	62	25
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(12)	20
Acquisition and issues	6	10
Disposal and settlements	(15)	(15)
Transfer into or out of non-market observables		22
Foreign currency translation impacts	(1)
Balance at the end of the year	40	62
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(7)	25
Parent Entity
Assets
Balance at the beginning of the year	120	286
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(12)	23
OCI	1	(2)
Acquisition and issues	107	192
Disposal and settlements	(19)	(203)
Transfer into or out of non-market observables		176
Balance at the end of the year	197	120
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(8)	28
Liabilities
Balance at the beginning of the year	32	13
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(5)	16
Acquisition and issues	2	(8)
Disposal and settlements	(2)	(4)
Transfer into or out of non-market observables	(4)	1
Balance at the end of the year	23	32
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	3	(24)
Parent Entity | Derivative financial instruments
Liabilities
Balance at the beginning of the year	32	13
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(5)	16
Acquisition and issues	2	(8)
Disposal and settlements	(2)	(4)
Transfer into or out of non-market observables	(4)	1
Balance at the end of the year	23	32
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	3	(24)
Parent Entity | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	4	193
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements		3
Acquisition and issues	17	1
Disposal and settlements	(3)	(193)
Balance at the end of the year	18	4
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(1)	3
Parent Entity | Investment securities
Assets
Balance at the beginning of the year	75	69
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
OCI	1	(2)
Acquisition and issues	85	183
Disposal and settlements	(4)
Transfer into or out of non-market observables		175
Balance at the end of the year	157	75
Parent Entity | Other
Assets
Balance at the beginning of the year	41	24
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(12)	20
Acquisition and issues	5	8
Disposal and settlements	(12)	(10)
Transfer into or out of non-market observables		1
Balance at the end of the year	22	41
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	$ (7)	$ 25